Basis of presentation	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Basis of presentation

Note   3.                  Basis of presentation

The consolidated financial statements are prepared in accordance with the Generally Accepted Accounting Principles in the United States of America (“US GAAP”) as set forth in the Financial Accounting Standards Board’s (FASB) Accounting Standards Codification (ASC). All amounts are in United States dollars (“USD”) unless otherwise stated.

Note 3.      Basis of presentation

The consolidated financial statements are prepared in accordance with the Generally Accepted Accounting Principles in the United States of America (“US GAAP”) as set forth in the Financial Accounting Standards Board’s (FASB) Accounting Standards Codification (ASC). All amounts are in United States dollars (“USD”) unless otherwise stated.

Acquisition of WISeCoin France R&D Lab SAS

On March 15, 2020, the Group acquired WISeCoin France R&D Lab SAS, a private French company which was spun off from the Group in 2019. The primary activity of WISeCoin France R&D Lab SAS is to carry out research and development on hardware and software components of semiconductors and integrated circuits with a focus on authentication and security solutions.

Both the Semiconductors Group and WISeCoin France R&D Lab SAS being controlled by ultimate parent WISeKey International Holding AG, the acquisition qualified as a transaction under common control in line with ASC 805-50. In application of ASC 805-50-45, the assets, liabilities and results of WISeCoin France R&D Lab SAS have been consolidated in the Group’s financial statements as of the beginning of the period, i.e., from January 1, 2020.

Dissolution of WISeCoin France R&D Lab SAS

On January 1, 2021, WISeCoin France R&D Lab SAS’ assets and liabilities were transferred to WISeKey Semiconductors SAS and WISeCoin France R&D Lab SAS was dissolved. As a fully owned subsidiary, the net assets of WISeCoin France R&D Lab SAS in the Semiconductors Group as at January 1, 2021 were transferred at carrying value to WISeKey Semiconductors SAS.